Consolidated Statements of Condition (Parenthetical) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS:
Cash and due from banks including restricted cash	$ 1,600,000	$ 0
Restricted Cash	0	0	$ 3,993,000
Held-to-maturity securities at fair value	$ 143,140,000	$ 124,148,000	$ 53,769,000
Shareholders' equity:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, liquidation preference	$ 0	$ 0	$ 0
Preferred stock, shares authorized (in dollars per share)	10,000,000	10,000,000	0
Preferred stock, shares issued (in shares)	1,155,283	1,155,283	0
Preferred stock, shares outstanding (in shares)	1,155,283	1,155,283	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	25,000,000	25,000,000	25,000,000
Common stock, shares issued (in shares)	4,753,883	4,709,238	4,362,328
Common stock, shares outstanding (in shares)	4,753,883	4,709,238	4,362,328
Total loans	$ 807,839,000	$ 781,341,000	$ 620,405,000
Net deferred loan fees	$ 1,830,000	(110,000)	$ 135,000
Loans Held-For-Sale [Member]
Shareholders' equity:
Total loans		35,800,000
Net deferred loan fees		146,000
Loans and leases receivable amortized cost		$ 35,900,000